Related Parties (Tables)	6 Months Ended
Jun. 30, 2025
Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	June 30,	December 31,
	2025	2024
Accounts payable and accruals (included in employees and liabilities in respect thereof)	62	122

Schedule of Benefits to Related Parties	Benefits to related parties
	For the six months ended June 30,
	2025	2024
Payroll and related expenses in respect of employed related parties (*)	358	349
Number of related parties	3	3

Schedule of Benefits to Senior Officers	Benefits to senior officers
	For the six months ended June 30,
	2025	2024

Short-term benefits (*)	429	602
No. of recipients	3	3